INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations and discontinued operations for the year ended December 31, 2025, 2024, and 2023 in the following jurisdictions:

	2025	2024	2023
PRC	$(7,130,558)	$211,617	$2,769,080
Hong Kong	(490)	(1,278)	(123,008)
BVI	(2,887,588)	(2,015,583)	(3,336,033)
Total (loss) before income taxes	$(10,018,636)	$(1,805,244)	$(689,961)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)	Income tax expense (benefit) from continuing operations consists of the following:
	2025	2024	2023
Current taxes	$43,087	$14,143	$7,980
Income tax expense	$43,087	$14,143	$7,980

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2025, 2024 and 2023 and was related to differences between the book and corporate income tax returns.

	2025	2024	2023
PRC statutory tax rate	25%	25%	25%
Expected income tax (benefit)	$(2,504,659)	$(451,311)	$(172,490)
Tax rate difference	479,660	(124,003)	(187,321)
Permanent differences	645,036	(109,077)	(265,279)
Tax effect of tax losses unrecognized	1,407,152	698,534	633,070
Under-provision in prior year	15,898	-	-
Income tax expense	$43,087	$14,143	$7,980